Cash and cash equivalents	12 Months Ended
Jun. 30, 2022
Cash and cash equivalents [Abstract]
Cash and cash equivalents	Note 10. Cash and cash equivalents
	Consolidated
	30 June 2022	30 June 2021 (restated*)
	US$’000	US$’000

Current assets
Cash at bank	109,970	38,990